Fair Value Measurements (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements Details Narrative
Total unrealized gains included in other comprehensive income	$ (9)	$ 164
Level 3 securities purchased	$ 564